Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

Note 10.Inventories

Inventories consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Raw materials	670	764
Work in progress	192	482
Finished goods	1,150	172
Total inventories	2,012	1,418

In the year ended December 31, 2025, the Group recorded an inventory valuation allowance in the income statement, consisting of a credit of USD 13,525, compared with debits of USD 92,284 and USD 220,289 in 2024 and 2023, respectively, in respect of raw materials. For work in progress, the Group recorded a charge of USD 47,326 in 2025, compared with credits of USD 615,608 and USD 373,469 in 2024 and 2023, respectively. The credit on raw materials in 2025 and on work in progress in 2024 and 2023 reflects the release of previously recognized provisions.